Annual Total Returns [BarChart] - Tax Exempt Short-Term Fund - Fund Shares	Aug. 01, 2021
Bar Chart Table:
2011	4.42%
2012	2.51%
2013	0.66%
2014	1.54%
2015	0.57%
2016	(0.12%)
2017	1.80%
2018	1.60%
2019	2.68%
2020	2.39%